Shareholder Report, Line Graph (Details) - USD ($)					7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended		19 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	31 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	43 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	55 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	67 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	79 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	91 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	103 Months Ended	105 Months Ended	107 Months Ended	108 Months Ended	119 Months Ended	120 Months Ended
	Apr. 07, 2017	Jan. 27, 2017	Nov. 20, 2015	Oct. 31, 2015	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
American Funds Retirement Income Portfolio — Conservative - Class A
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Conservative — Class A (with sales charge)
Accumulated Value				$ 9,428					$ 9,827				$ 10,596				$ 10,456				$ 11,535				$ 11,967				$ 13,646				$ 12,071				$ 12,215				$ 14,351		$ 15,879
American Funds Retirement Income Portfolio — Conservative - Class C
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Conservative — Class C (with sales charge)
Accumulated Value				10,000					10,346				11,075				10,865				11,889				12,252				13,875				12,187				12,238				14,379		15,909
American Funds Retirement Income Portfolio — Conservative - Class T
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Conservative — Class T (with sales charge)
Accumulated Value	$ 9,752				$ 10,216					$ 10,119				$ 11,193				$ 11,646				$ 13,316				$ 11,815				$ 11,989				$ 14,122				$ 15,675
American Funds Retirement Income Portfolio — Conservative - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Conservative — Class F-1
Accumulated Value				10,000					10,424				11,235				11,093				12,224				12,692				14,456				12,784				12,925				15,187		16,793
American Funds Retirement Income Portfolio — Conservative - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Conservative — Class F-2
Accumulated Value				10,000					10,453				11,291				11,177				12,356				12,846				14,689				13,016				13,194				15,540		17,222
American Funds Retirement Income Portfolio — Conservative - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Conservative — Class F-3
Accumulated Value		$ 10,000				$ 10,649					$ 10,551				$ 11,675				$ 12,161				$ 13,908				$ 12,334				$ 12,516				$ 14,758				$ 16,371
American Funds Retirement Income Portfolio — Conservative - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Conservative — Class R-1
Accumulated Value				10,000					10,377				11,099				10,882				11,908				12,265				13,892				12,193				12,248				14,293		15,705
American Funds Retirement Income Portfolio — Conservative - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Conservative — Class R-2
Accumulated Value				10,000					10,393				11,150				10,950				12,000				12,393				14,043				12,330				12,389				14,454		15,887
American Funds Retirement Income Portfolio — Conservative - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Conservative — Class R-2E
Accumulated Value				10,000					10,428				11,272				11,140				12,302				12,772				14,536				12,796				12,886				15,075		16,602
American Funds Retirement Income Portfolio — Conservative - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Conservative — Class R-3
Accumulated Value				10,000					10,418				11,186				11,016				12,106				12,527				14,252				12,567				12,663				14,837		16,354
American Funds Retirement Income Portfolio — Conservative - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Conservative — Class R-4
Accumulated Value				10,000					10,430				11,240				11,099				12,232				12,699				14,464				12,783				12,929				15,196		16,802
American Funds Retirement Income Portfolio — Conservative - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Conservative — Class R-5E
Accumulated Value			$ 10,000				$ 10,472					$ 11,311				$ 11,191				$ 12,365				$ 12,850				$ 14,690				$ 13,025				$ 13,201				$ 15,543		$ 17,228
American Funds Retirement Income Portfolio — Conservative - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Conservative — Class R-5
Accumulated Value				10,000					10,427				11,266				11,147				12,337				12,833				14,673				13,009				13,192				15,557		17,246
American Funds Retirement Income Portfolio — Conservative - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Conservative — Class R-6
Accumulated Value				10,000					10,443				11,291				11,186				12,377				12,891				14,741				13,075				13,267				15,641		17,363
American Funds Retirement Income Portfolio — Moderate - Class A
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Moderate — Class A (with sales charge)
Accumulated Value				9,421					9,846				10,870				10,779				11,913				12,130				14,498				12,832				13,191				15,952		18,008
American Funds Retirement Income Portfolio — Moderate - Class C
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Moderate — Class C (with sales charge)
Accumulated Value				10,000					10,374				11,382				11,209				12,296				12,431				14,742				12,954				13,215				15,982		18,041
American Funds Retirement Income Portfolio — Moderate - Class T
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Moderate — Class T (with sales charge)
Accumulated Value	9,747				10,312					10,253				11,363				11,603				13,904				12,341				12,719				15,426				17,475
American Funds® Retirement Income Portfolio — Moderate - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Moderate — Class F-1
Accumulated Value				10,000					10,432				11,524				11,422				12,617				12,847				15,346				13,575				13,944				16,851		19,023
American Funds® Retirement Income Portfolio — Moderate - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Moderate — Class F-2
Accumulated Value				10,000					10,468				11,580				11,517				12,754				13,014				15,582				13,812				14,235				17,244		19,514
American Funds® Retirement Income Portfolio — Moderate - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Moderate — Class F-3
Accumulated Value		10,000				10,780					10,731				11,895				12,151				14,563				12,919				13,316				16,162				18,294
American Funds® Retirement Income Portfolio — Moderate - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Moderate — Class R-1
Accumulated Value				10,000					10,377				11,383				11,218				12,308				12,443				14,727				12,940				13,208				15,856		17,786
American Funds® Retirement Income Portfolio — Moderate - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Moderate — Class R-2
Accumulated Value				10,000					10,443				11,478				11,321				12,432				12,599				14,973				13,169				13,457				16,192		18,158
American Funds® Retirement Income Portfolio — Moderate - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Moderate — Class R-2E
Accumulated Value				10,000					10,445				11,560				11,484				12,679				12,859				15,316				13,512				13,835				16,665		18,750
American Funds® Retirement Income Portfolio — Moderate - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Moderate — Class R-3
Accumulated Value				10,000					10,452				11,527				11,401				12,567				12,769				15,217				13,428				13,780				16,627		18,720
American Funds® Retirement Income Portfolio — Moderate - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Moderate — Class R-4
Accumulated Value				10,000					10,435				11,542				11,449				12,643				12,875				15,390				13,608				13,983				16,919		19,099
American Funds® Retirement Income Portfolio — Moderate - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Moderate — Class R-5E
Accumulated Value			10,000				10,487					11,613				11,538				12,768				13,048				15,621				13,853				14,261				17,270		19,524
American Funds® Retirement Income Portfolio — Moderate - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Moderate — Class R-5
Accumulated Value				10,000					10,444				11,553				11,484				12,715				12,972				15,542				13,787				14,202				17,217		19,499
American Funds Retirement Income Portfolio — Moderate - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Moderate — Class R-6
Accumulated Value				10,000					10,454				11,585				11,531				12,780				13,052				15,638			13,876					14,314				17,351		19,650
American Funds Retirement Income Portfolio — Enhanced - Class A
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Enhanced — Class A (with sales charge)
Accumulated Value				9,425					9,854				11,142				11,083				12,280				12,342				15,394				13,514				14,113				17,534		20,132
American Funds Retirement Income Portfolio — Enhanced - Class C
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Enhanced — Class C (with sales charge)
Accumulated Value				10,000					10,383				11,658				11,516				12,667				12,639				15,655				13,645				14,143				17,571		20,174
American Funds Retirement Income Portfolio — Enhanced - Class T
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Enhanced — Class T (with sales charge)
Accumulated Value	9,751				10,424					10,397				11,552				11,644				14,570				12,830				13,434				16,734				19,277
American Funds Retirement Income Portfolio — Enhanced - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Enhanced — Class F-1
Accumulated Value				10,000					10,455				11,815				11,749				13,014				13,072				16,303				14,307				14,923				18,520		21,260
American Funds Retirement Income Portfolio — Enhanced - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Enhanced — Class F-2
Accumulated Value				10,000					10,483				11,876				11,838				13,153				13,248				16,548				14,562				15,233				18,967		21,812
American Funds Retirement Income Portfolio — Enhanced - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Enhanced — Class F-3
Accumulated Value		10,000				10,922					10,896				12,122				12,222				15,285				13,464				14,099				17,561				20,230
American Funds Retirement Income Portfolio — Enhanced - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Enhanced — Class R-1
Accumulated Value				10,000					10,459				11,778				11,638				12,818				12,797				15,846				13,823				14,337				17,681		20,169
American Funds Retirement Income Portfolio — Enhanced - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Enhanced — Class R-2
Accumulated Value				10,000					10,408				11,716				11,584				12,771				12,774				15,847				13,840				14,373				17,753		20,277
American Funds Retirement Income Portfolio — Enhanced - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Enhanced — Class R-2E
Accumulated Value				10,000					10,460				11,857				11,817				13,052				13,058				16,220				14,177				14,730				18,209		20,807
American Funds Retirement Income Portfolio — Enhanced - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Enhanced — Class R-3
Accumulated Value				10,000					10,435				11,759				11,659				12,886				12,916				16,081				14,085				14,673				18,175		20,805
American Funds Retirement Income Portfolio — Enhanced - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Enhanced — Class R-4
Accumulated Value				10,000					10,452				11,829				11,764				13,052				13,128				16,381				14,394				15,039				18,709		21,497
American Funds Retirement Income Portfolio — Enhanced - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Enhanced — Class R-5E
Accumulated Value			10,000				10,493					11,899				11,860				13,163				13,253				16,556				14,566				15,227				18,943		21,795
American Funds Retirement Income Portfolio — Enhanced - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Enhanced — Class R-5
Accumulated Value				10,000					10,459				11,849				11,816				13,128				13,241				16,552				14,574				15,253				18,995		21,866
American Funds Retirement Income Portfolio — Enhanced - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Retirement Income Portfolio — Enhanced — Class R-6
Accumulated Value				10,000					10,470				11,883				11,854				13,175				13,282				16,619				14,642				15,331				19,103		22,001
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Index
Accumulated Value	10,000	10,000	10,000	10,000	11,049	11,395	10,381		10,451	11,861	12,232	12,834	12,921	13,560	13,984	13,777	13,870	14,876	15,342	15,751	15,857	21,260	21,926	17,280	17,397	18,154	18,722	24,696	24,862	19,995	20,621	21,087	21,230	27,597	28,460	23,226	23,383	33,517	34,566	32,056	32,272	38,933	39,196
S&P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Target Date Retirement Income Index
Accumulated Value	10,000	10,000	10,000	10,000	10,475	10,604	10,381		10,357	10,467	10,597	11,132	11,106	11,503	11,646	11,124	11,098	12,083	12,232	12,225	12,197	13,350	13,515	12,841	12,811	11,606	11,750	14,188	14,155	12,037	12,185	12,334	12,306	14,028	14,201	12,791	12,762	15,548	15,740	14,907	14,873	16,522	16,484
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,220	$ 10,314	$ 10,485		$ 10,437	$ 10,010	$ 10,102	$ 10,580	$ 10,531	$ 11,162	$ 11,265	$ 10,363	$ 10,315	$ 11,853	$ 11,962	$ 11,555	$ 11,502	$ 11,796	$ 11,904	$ 12,270	$ 12,214	$ 9,946	$ 10,038	$ 12,212	$ 12,155	$ 9,982	$ 10,073	$ 10,297	$ 10,249	$ 11,034	$ 11,136	$ 10,333	$ 10,286	$ 11,714	$ 11,821	$ 11,423	$ 11,370	$ 12,127	$ 12,071